Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 74.1	$ 113.1
Revenue recognized in period from performance obligations satisfied in previous period	$ 89.3
E One
Disaggregation of Revenue [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, deferred revenue		65.6
Television Production
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee		$ 290.6